EARNINGS (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS (LOSS) PER ORDINARY SHARE
Schedule of earnings (loss) per share

	Year Ended December 31,
	2024	2023	2022
Earnings (Loss) (U.S. dollars in thousands)	(8,268)	23,916	(71,669)
Weighted average number of ordinary shares outstanding during the period (in thousands)	12,322,721	2,591,222	616,299
Basic earnings (loss) per share (U.S. dollars)	(0.00)	0.01	(0.12)